UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07409

Tax-Managed Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio                                                                                                 as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Company (The)	943,601	$74,402,939
General Dynamics Corp.	1,470,000	105,354,900
Honeywell International, Inc.	294,636	12,050,612
Northrop Grumman Corp.	3,090,955	210,401,307
Raytheon Co.	345,300	16,577,853
Rockwell Collins, Inc.	129,632	7,109,019
United Technologies Corp.	3,673,009	232,685,120
		$658,581,750
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	2,078,812	92,673,439
FedEx Corp.	2,218,976	241,158,312
United Parcel Service, Inc., Class B	3,004,063	216,112,292
		$549,944,043
Airlines — 0.0%
Southwest Airlines Co.	386,112	6,432,626
		$6,432,626
Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	113,920
BorgWarner, Inc.	180,098	10,296,203
Delphi Corp. (1)	5,361	8,578
Johnson Controls, Inc.	213,491	15,315,844
Visteon Corp. (1)	4,426	36,072
		$25,770,617
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	1,213,229
Ford Motor Co.	83,266	673,622
General Motors Corp.	33,939	1,128,811
Harley-Davidson, Inc.	140,700	8,828,925
Honda Motor Co., Ltd. (ADR)	20,000	672,600
		$12,517,187
Beverages — 4.7%
Anheuser-Busch Companies, Inc.	4,765,408	226,404,534
Brown-Forman Corp., Class A	485,499	37,563,058
Brown-Forman Corp., Class B	45,820	3,512,103
Coca Cola Co. (The)	4,461,025	199,318,597
Coca-Cola Enterprises, Inc.	1,506,930	31,389,352
PepsiCo, Inc.	6,139,103	400,637,862
		$898,825,506

Biotechnology — 1.8%
Amgen, Inc. (1)	4,158,471	$297,455,431
Applera Corp. - Celera Genomics Group (1)	12,763	177,661
Biogen Idec, Inc. (1)	211,200	9,436,416
Genzyme Corp. (1)	476,887	32,175,566
Gilead Sciences, Inc. (1)	115,482	7,933,613
Incyte Corp. (1)	14,294	60,464
Vertex Pharmaceuticals, Inc. (1)	13,000	437,450
		$347,676,601
Building Products — 0.7%
American Standard Companies, Inc.	967,597	40,610,046
Masco Corp.	3,422,580	93,847,144
		$134,457,190
Capital Markets — 5.0%
Affiliated Managers Group, Inc. (1)	20,520	2,054,257
Ameriprise Financial, Inc.	68,369	3,206,506
Bank of New York Co., Inc. (The)	394,272	13,902,031
Bear Stearns Companies, Inc.	88,001	12,328,940
Charles Schwab Corp. (The)	857,261	15,344,972
Credit Suisse Group (2)	155,136	8,945,848
Federated Investors, Inc.	1,599,819	54,089,880
Franklin Resources, Inc.	861,846	91,140,214
Goldman Sachs Group, Inc.	1,115,548	188,717,255
Investors Financial Services Corp.	450,551	19,409,737
Knight Capital Group, Inc., Class A (1)	1,750,000	31,850,000
Legg Mason, Inc.	46,784	4,718,634
Lehman Brothers Holdings, Inc.	192,474	14,216,130
Mellon Financial Corp.	312,672	12,225,475
Merrill Lynch & Co., Inc.	2,178,800	170,425,736
Morgan Stanley	3,086,584	225,042,839
Northern Trust Corp.	725,484	42,390,030
Nuveen Investments, Class A	150,000	7,684,500
Piper Jaffray Cos., Inc. (1)	27,517	1,668,081
Raymond James Financial, Inc.	221,005	6,462,186
State Street Corp.	150,434	9,387,082
T. Rowe Price Group, Inc.	327,296	15,661,114
UBS AG	172,442	10,227,535
Waddell & Reed Financial, Inc., Class A	273,635	6,772,466
		$967,871,448
Chemicals — 0.8%
Airgas, Inc.	49,620	1,794,755
Arch Chemicals, Inc.	4,950	140,827
Arkema (ADR) (1)	20,000	942,718
Ashland, Inc.	69,323	4,421,421

Dow Chemical Co. (The)	249,713	$9,733,813
E.I. du Pont de Nemours and Co.	1,002,810	42,960,380
Ecolab, Inc.	407,411	17,445,339
MacDermid, Inc.	61,937	2,020,385
Monsanto Co.	38,362	1,803,398
Olin Corp.	9,900	152,064
PPG Industries, Inc.	27,142	1,820,685
Rohm and Haas Co.	2,601	123,157
Sigma-Aldrich Corp.	630,897	47,739,976
Tronox, Inc., Class B	53,903	688,341
Valspar Corp. (The)	1,219,107	32,428,246
		$164,215,505
Commercial Banks — 7.7%
AmSouth Bancorporation	463,141	13,449,615
Associated Banc-Corp.	991,726	32,231,095
Bank of Hawaii Corp.	69,735	3,358,438
Bank of Montreal (2)	256,305	15,575,655
BB&T Corp.	1,802,458	78,911,611
City National Corp.	184,221	12,353,860
Colonial BancGroup, Inc. (The)	253,936	6,221,432
Comerica, Inc.	333,089	18,959,426
Commerce Bancshares, Inc.	162,911	8,238,409
Compass Bancshares, Inc.	72,905	4,154,127
Fifth Third Bancorp	2,439,768	92,906,365
First Citizens BancShares, Inc., Class A	30,600	5,847,660
First Financial Bancorp.	47,933	762,614
First Horizon National Corp.	149,730	5,691,237
First Midwest Bancorp, Inc.	523,358	19,830,035
HSBC Holdings PLC (Hungary) (ADR)	220,592	4,025,674
HSBC Holdings PLC (UK) (ADR)	580,800	53,160,624
Huntington Bancshares, Inc.	630,239	15,081,619
KeyCorp	647,237	24,232,553
M&T Bank Corp.	81,441	9,769,662
Marshall & Ilsley Corp.	559,211	26,942,786
National City Corp.	1,512,302	55,350,253
North Fork Bancorp, Inc.	911,387	26,102,124
PNC Financial Services Group, Inc.	173,893	12,596,809
Popular, Inc. (2)	1,432	27,838
Regions Financial Corp.	1,677,107	61,700,767
Royal Bank of Canada (2)	574,778	25,554,630
S&T Bancorp, Inc.	19,277	626,502
Societe Generale (2)	1,459,074	231,567,959
SunTrust Banks, Inc.	1,236,831	95,582,300
Synovus Financial Corp.	1,009,458	29,647,781
Toronto-Dominion Bank (The) (2)	17,915	1,059,493
Trustmark Corp.	205,425	6,456,508

U.S. Bancorp	4,845,377	$160,963,424
Valley National Bancorp.	109,831	2,808,379
Wachovia Corp. (1)	2,113,293	117,921,749
Wells Fargo & Co.	4,225,378	152,874,176
Westamerica Bancorporation	262,756	13,271,806
Whitney Holding Corp.	184,904	6,614,016
Zions Bancorporation	442,039	35,279,133
		$1,487,710,144
Commercial Services & Supplies — 0.9%
Acco Brands Corp. (1)	15,490	344,807
Allied Waste Industries, Inc. (1)	1,240,437	13,979,725
Avery Dennison Corp.	214,015	12,877,283
Cintas Corp.	1,303,230	53,210,881
Consolidated Graphics, Inc. (1)	70,215	4,224,837
Donnelley (R.R.) & Sons Co.	60,262	1,986,236
Equifax, Inc.	80,000	2,936,800
Herman Miller, Inc.	541,800	18,534,978
HNI Corp.	975,863	40,576,384
Hudson Highland Group, Inc. (1)	10,262	100,568
Ikon Office Solutions, Inc.	39,622	532,520
Manpower, Inc.	706	43,257
Monster Worldwide, Inc. (1)	39,395	1,425,705
PHH Corp. (1)	27,409	751,007
Pitney Bowes, Inc.	27,857	1,236,015
School Specialty, Inc. (1)	49,197	1,736,162
Steelcase, Inc., Class A	123,000	1,929,870
Waste Management, Inc.	688,533	25,255,390
		$181,682,425
Communications Equipment — 1.6%
3Com Corp. (1)	506,478	2,233,568
ADC Telecommunications, Inc. (1)	41,693	625,395
Alcatel SA (ADR)	43,728	532,607
Avaya, Inc. (1)	20,493	234,440
Ciena Corp. (1)	53,633	1,461,499
Cisco Systems, Inc. (1)	5,656,038	130,088,874
Comverse Technology, Inc. (1)	165,755	3,553,787
Corning, Inc. (1)	3,625,022	88,486,787
Dycom Industries, Inc. (1)	61,019	1,311,908
Juniper Networks, Inc. (1)	35,691	616,740
Lucent Technologies, Inc. (1)	233,156	545,585
Motorola, Inc.	1,278,823	31,970,575
Nokia Oyj (ADR)	2,042,478	40,216,392
Nortel Networks Corp. (1)(2)	725,440	1,668,512
QUALCOMM, Inc.	347,456	12,630,026

Riverstone Networks, Inc. (1)(3)	28,706	$287
Tellabs Inc. (1)	77,224	846,375
		$317,023,357
Computer Peripherals — 2.2%
Dell, Inc. (1)	4,412,105	100,772,478
EMC Corp. (1)	2,761,568	33,083,585
Gateway, Inc. (1)	67,156	126,925
Hewlett-Packard Co.	888,288	32,591,287
International Business Machines Corp.	1,715,958	140,605,599
Lexmark International, Inc., Class A (1)	1,714,509	98,858,589
McDATA Corp., Class A (1)	12,806	64,414
Network Appliance, Inc. (1)	328,000	12,139,280
Palm, Inc. (1)	129,612	1,887,151
Sun Microsystems, Inc. (1)	319,180	1,586,325
		$421,715,633
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. (1)	157,319	11,756,449
		$11,756,449
Construction Materials — 0.1%
CRH PLC (2)	207,894	7,034,362
Vulcan Materials Co.	206,614	16,167,545
		$23,201,907
Consumer Finance — 1.0%
American Express Co.	589,824	33,077,330
Capital One Financial Corp.	1,378,203	108,409,448
SLM Corp.	916,399	47,634,420
		$189,121,198
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	9,699,812
Sealed Air Corp.	37,014	2,003,198
Sonoco Products Co.	128,617	4,326,676
Temple-Inland, Inc.	115,924	4,648,552
		$20,678,238
Distributors — 0.0%
Genuine Parts Co.	190,459	8,214,497
		$8,214,497

Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A (1)	31,893	$1,570,411
H&R Block, Inc.	1,585,759	34,474,401
Laureate Education, Inc. (1)	431,609	20,656,807
ServiceMaster Co. (The)	1,156,537	12,964,780
Stewart Enterprises, Inc.	114,000	668,040
		$70,334,439
Diversified Financial Services — 3.3%
Bank of America Corp.	4,427,978	237,206,781
Citigroup, Inc.	4,391,304	218,116,070
ING Groep N.V. (ADR)	257,281	11,315,218
JPMorgan Chase & Co.	3,140,862	147,494,880
Moody’s Corp.	295,397	19,313,056
		$633,446,005
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,230,351	40,060,229
BCE, Inc. (2)(4)	2,653,500	71,883,315
Bell Aliant Regional Communications Income Fund (1)(3)	210,251	6,586,539
BellSouth Corp.	163,948	7,008,777
Cincinnati Bell, Inc. (1)	169,013	814,643
Citizens Communications Co.	12,231	171,723
Deutsche Telekom AG (ADR)	1,906,790	30,260,757
Embarq Corp.	16,420	794,235
McLeod USA, Inc., Class A (1)(3)	947	0
Qwest Communications International, Inc. (1)	38,011	331,456
RSL Communications, Ltd., Class A (1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	73,747,805
Verizon Communications, Inc.	462,063	17,156,399
Windstream Corp.	1,301,071	17,161,126
		$265,977,004
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	34,915
Exelon Corp.	1,002,600	60,697,404
Southern Co. (The)	65,985	2,273,843
		$63,006,162
Electrical Equipment — 0.6%
American Power Conversion Corp.	30,856	677,598
Baldor Electric Co.	31,823	981,103
Emerson Electric Co.	1,141,849	95,755,457
Rockwell Automation, Inc.	188,524	10,953,244
Roper Industries, Inc.	46,244	2,068,957
Thomas & Betts Corp. (1)	114,600	5,467,566
		$115,903,925

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc. (1)	449,472	$14,693,240
Arrow Electronics, Inc. (1)	8,750	240,012
Flextronics International, Ltd. (1)(2)	441,607	5,581,912
Jabil Circuit, Inc.	2,121,964	60,624,511
National Instruments Corp.	389,475	10,648,246
Plexus Corp. (1)	147,573	2,833,402
Sanmina-SCI Corp. (1)	540,602	2,021,851
Solectron Corp. (1)	1,707,596	5,566,763
		$102,209,937
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	194,687	13,277,653
Core Laboratories N.V. (1)(2)	11,132	710,222
GlobalSantaFe Corp.	20,000	999,800
Grant Prideco, Inc. (1)	11,694	444,723
Halliburton Co.	1,251,578	35,607,394
National-Oilwell Varco, Inc. (1)	75,894	4,443,594
Schlumberger, Ltd.	1,162,950	72,137,789
Smith International, Inc.	120,165	4,662,402
Transocean, Inc. (1)	103,602	7,586,774
		$139,870,351
Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.	12,551	279,511
Costco Wholesale Corp.	928,292	46,117,547
CVS Corp.	265,636	8,532,228
Kroger Co. (The)	1,345,307	31,130,404
Safeway, Inc.	1,135,280	34,455,748
SUPERVALU, Inc.	98,710	2,926,751
Sysco Corp.	2,194,845	73,417,565
Walgreen Co.	1,038,420	46,095,464
Wal-Mart Stores, Inc.	1,897,966	93,607,683
		$336,562,901
Food Products — 2.6%
Archer-Daniels-Midland Co.	1,376,641	52,147,161
Campbell Soup Co.	1,295,515	47,286,297
ConAgra Foods, Inc.	972,987	23,818,722
Dean Foods Co. (1)	286,449	12,036,587
Del Monte Foods Co.	99,492	1,039,691
General Mills, Inc.	142,690	8,076,254
H.J. Heinz Co.	292,513	12,265,070
Hershey Co. (The)	498,172	26,627,293
J.M. Smucker Co. (The)	7,252	347,733
Kellogg Co.	54,076	2,677,844
Kraft Foods, Inc.	465	16,582
Nestle SA (2)	275,000	95,555,773

Sara Lee Corp.	4,507,045	$72,428,213
Smithfield Foods, Inc. (1)	3,650,830	98,645,427
TreeHouse Foods, Inc. (1)	64,797	1,532,449
Tyson Foods, Inc., Class A	265,272	4,212,519
Wm. Wrigley Jr. Co.	1,015,159	46,758,224
		$505,471,839
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	145,400
		$145,400
Health Care Equipment & Supplies — 0.9%
Advanced Medical Optics, Inc. (1)	31,158	1,232,299
Bausch & Lomb, Inc.	29,250	1,466,302
Baxter International, Inc.	243,482	11,068,692
Becton, Dickinson and Co.	63,708	4,502,244
Biomet, Inc.	419,890	13,516,259
Boston Scientific Corp. (1)	1,138,837	16,843,399
DENTSPLY International, Inc.	13,854	417,144
Edwards Lifesciences Corp. (1)	6,710	312,619
Hillenbrand Industries, Inc.	257,952	14,698,105
Hospira, Inc. (1)	114,611	4,386,163
Medtronic Inc.	1,816,191	84,343,910
Medtronic, Inc. (3)(5)	7,500	347,952
St. Jude Medical, Inc. (1)	84,585	2,985,005
Steris Corp.	718	17,275
Stryker Corp.	71,556	3,548,462
Zimmer Holdings, Inc. (1)	304,406	20,547,405
		$180,233,235
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	348,354	15,745,601
Cardinal Health, Inc.	1,747,917	114,908,064
Caremark Rx, Inc.	1,087,504	61,628,852
CIGNA Corp.	11,836	1,376,764
Express Scripts, Inc. (1)	53,316	4,024,825
HCA, Inc.	140	6,985
Health Management Associates, Inc., Class A	124,425	2,600,482
Henry Schein, Inc. (1)	1,424,130	71,405,878
inVentiv Health, Inc. (1)	13,170	421,835
McKesson Corp.	2,631	138,706
Medco Health Solutions, Inc. (1)	173,792	10,446,637
Sunrise Senior Living, Inc. (1)	103,824	3,101,223
Tenet Healthcare Corp. (1)	3,478	28,311
Unitedhealth Group	433,477	21,327,068
WellPoint, Inc. (1)	809,292	62,355,949
		$369,517,180

Health Care Technology — 0.0%
IMS Health, Inc.	192,785	$5,135,792
		$5,135,792
Hotels, Restaurants & Leisure — 1.6%
Bob Evans Farms, Inc.	49,985	1,513,546
Brinker International, Inc.	157,051	6,296,175
Carnival Corp.	546,082	25,682,236
Darden Restaurants, Inc.	184,714	7,844,804
Gaylord Entertainment Co. (1)	428,482	18,788,936
International Game Technology	400,000	16,600,000
International Speedway Corp., Class A	118,344	5,898,265
Jack in the Box, Inc. (1)	184,168	9,609,886
Lone Star Steakhouse & Saloon, Inc.	145,981	4,053,892
Marriott International, Inc., Class A	371,532	14,355,996
McDonald’s Corp.	913,891	35,751,416
MGM MIRAGE (1)	188,890	7,459,266
OSI Restaurant Partners, Inc.	1,082,638	34,330,451
Papa John’s International, Inc. (1)	373,668	13,493,151
Royal Caribbean Cruises, Ltd.	19,490	756,407
Sonic Corp. (1)	239,647	5,418,419
Starbucks Corp. (1)	2,295,285	78,154,454
Wyndham Worldwide Corp. (1)	128,223	3,586,397
Yum! Brands, Inc.	233,789	12,168,717
		$301,762,414
Household Durables — 0.5%
Blyth, Inc.	599,694	14,590,555
D.R. Horton, Inc.	625,255	14,974,857
Fortune Brands, Inc.	118,792	8,922,467
Interface, Inc., Class A (1)	9,354	120,480
Leggett & Platt, Inc.	1,796,864	44,975,506
Lenox Group, Inc. (1)	5,455	33,003
Newell Rubbermaid, Inc.	343,107	9,716,790
Snap-On, Inc.	15,102	672,794
		$94,006,452
Household Products — 3.1%
Clorox Co. (The)	14,873	936,999
Colgate-Palmolive Co.	703,583	43,692,504
Energizer Holdings, Inc. (1)	168,981	12,164,942
Kimberly-Clark Corp.	1,377,785	90,052,028
Procter & Gamble Co. (The)	7,308,144	452,958,765
		$599,805,238

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The) (1)	40,339	$822,512
Dynegy, Inc., Class A (1)	22,688	125,692
TXU Corp.	249,389	15,591,800
		$16,540,004
Industrial Conglomerates — 2.9%
3M Co.	908,000	67,573,360
General Electric Co.	13,173,237	465,015,266
Teleflex, Inc.	23,700	1,318,668
Tyco International, Ltd. (2)	1,125,841	31,512,290
		$565,419,584
Insurance — 5.6%
21st Century Insurance Group	70,700	1,056,965
Aegon, N.V. (ADR)	5,182,849	97,282,076
AFLAC, Inc.	2,196,373	100,506,028
Allstate Corp. (The)	189,192	11,868,014
American International Group, Inc.	5,844,560	387,260,546
AON Corp.	525,351	17,793,638
Arthur J. Gallagher & Co.	557,196	14,860,417
Berkshire Hathaway, Inc., Class A (1)	632	60,545,600
Berkshire Hathaway, Inc., Class B (1)	40,466	128,439,084
Chubb Corp. (The)	32,198	1,673,008
Commerce Group, Inc. (The)	240,000	7,212,000
Hartford Financial Services Group, Inc., (The)	45,700	3,964,475
Lincoln National Corp.	209,326	12,994,958
Manulife Financial Corp. (2)	210,896	6,803,505
Marsh & McLennan Cos., Inc.	481,880	13,564,922
MetLife, Inc.	1,093,997	62,007,750
Old Republic International Corp.	300,685	6,660,173
Principal Financial Group, Inc.	113,328	6,151,444
Progressive Corp. (The)	3,792,592	93,070,208
SAFECO Corp.	161,000	9,487,730
St. Paul Travelers Cos., Inc. (The)	347,092	16,275,144
Torchmark Corp.	318,929	20,127,609
UnumProvident Corp.	53,710	1,041,437
XL Capital Ltd., Class A (2)	187,100	12,853,770
		$1,093,500,501
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (1)	42,476	1,364,329
Expedia, Inc. (1)	403,096	6,320,545
IAC/InterActiveCorp (1)	403,096	11,593,041
Liberty Media Holding Corp.-Interactive, Class A (1)	328,260	6,689,939
Liberty Media Holding Corp.-Interactive, Class B (1)	8,219	168,407
		$26,136,261

Internet Software & Services — 0.3%
eBay, Inc. (1)	1,257,244	$35,655,440
Google, Inc., Class A (1)	56,634	22,761,205
		$58,416,645
IT Services — 2.3%
Accenture Ltd., Class A (2)	2,738,000	86,821,980
Acxiom Corp.	578,439	14,264,306
Affiliated Computer Services, Inc. (1)	183,730	9,528,238
Automatic Data Processing, Inc.	1,523,032	72,100,335
BISYS Group, Inc. (The) (1)	65,000	705,900
Computer Sciences Corp. (1)	226,702	11,135,602
CSG Systems International, Inc. (1)	25,200	666,036
DST Systems, Inc. (1)	72,199	4,452,512
Electronic Data Systems Corp.	1,252	30,699
Fidelity National Information Services, Inc.	42,862	1,585,894
First Data Corp.	3,488,152	146,502,384
Fiserv, Inc. (1)	832,355	39,195,597
Gartner, Inc., Class A (1)	30,576	537,832
Paychex, Inc.	1,597,890	58,882,247
Perot Systems Corp. (1)	670,046	9,239,934
Safeguard Scientifics, Inc. (1)	26,579	52,095
		$455,701,591
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	2,033,046
Mattel, Inc.	30,514	601,126
		$2,634,172
Life Sciences Tools & Services — 0.2%
Dionex Corp. (1)	37,300	1,900,062
Invitrogen Corp. (1)	429,910	27,260,593
PAREXEL International Corp. (1)	25,837	854,946
PerkinElmer, Inc.	254,526	4,818,177
Waters Corp. (1)	165,841	7,509,280
		$42,343,058
Machinery — 3.5%
Caterpillar, Inc.	185,437	12,201,755
Danaher Corp.	4,031,970	276,875,380
Deere & Co.	3,350,000	281,098,500
Donaldson Co., Inc.	77,792	2,870,525
Dover Corp.	367,670	17,442,265
Illinois Tool Works, Inc.	1,624,794	72,953,251
ITT Industries, Inc.	8,428	432,104
Nordson Corp.	95,014	3,787,258
Parker Hannifin Corp.	35,571	2,764,934

Tecumseh Products Co., Class A (1)	113,414	$1,725,027
Wabtec Corp.	94,504	2,563,894
		$674,714,893
Media — 4.7%
ADVO, Inc.	750,000	20,985,000
Belo Corp., Class A	400,660	6,334,435
Cablevision Systems Corp., Class A	4	91
Catalina Marketing Corp.	85,308	2,345,970
CBS Corp., Class A	14,887	420,111
CBS Corp., Class B	561,629	15,821,089
Clear Channel Communications, Inc.	131,283	3,787,515
Comcast Corp., Class A (1)	1,886,968	69,534,771
Comcast Corp., Class A Special (1)	2,359,563	86,855,514
Discovery Holding Co., Class A (1)	123,540	1,786,388
E.W. Scripps Co. (The), Class A	51,066	2,447,593
EchoStar Communications Corp., Class A (1)	35,150	1,150,811
Entercom Communications Corp.	220,000	5,544,000
Gannett Co., Inc.	403,751	22,945,169
Havas SA (ADR)	3,142,938	14,598,601
Interpublic Group of Companies, Inc., (The) (1)	932,692	9,233,651
Lamar Advertising Co. (1)	241,409	12,893,655
Liberty Global, Inc., Class A (1)	46,773	1,203,937
Liberty Global, Inc., Class C (1)	48,416	1,213,305
Liberty Media Holding Corp.-Capital, Series A (1)	65,652	5,486,538
Liberty Media Holding Corp.-Capital, Series B (1)	1,643	138,603
Live Nation, Inc. (1)	16,410	335,092
McClatchy Co., (The), Class A	57,801	2,438,624
McGraw-Hill Companies, Inc., (The)	482,884	28,021,759
New York Times Co. (The), Class A	300,468	6,904,755
News Corp., Class A	187,934	3,692,903
Omnicom Group, Inc.	2,389,990	223,703,064
Publicis Groupe (2)	329,132	12,950,190
Reuters Group PLC (ADR)	1	49
Time Warner, Inc.	4,081,112	74,398,672
Tribune Co.	1,670,495	54,658,596
Univision Communications, Inc., Class A (1)	401,298	13,780,573
Viacom, Inc., Class A (1)	13,791	514,404
Viacom, Inc., Class B (1)	529,573	19,689,524
Vivendi SA (ADR)	203,239	7,312,000
Walt Disney Co. (The)	4,911,998	151,829,858
Washington Post Co. (The), Class B	16,470	12,138,390
Westwood One, Inc.	121,937	863,314
WPP Group PLC (2)	139,450	1,723,312
WPP Group PLC (ADR)	256,051	15,806,028
		$915,487,854

Metals & Mining — 0.4%
Alcoa, Inc.	85,947	$2,409,954
Inco, Ltd. (2)	200,000	15,254,000
Nucor Corp.	843,324	41,736,105
Phelps Dodge Corp.	29,724	2,517,623
Steel Dynamics, Inc.	311,800	15,730,310
		$77,647,992
Multiline Retail — 1.7%
99 Cents Only Stores (1)	1,094,644	12,949,639
Dollar General Corp.	92,706	1,263,583
Dollar Tree Stores, Inc. (1)	646,996	20,030,996
Family Dollar Stores, Inc.	2,436,013	71,229,020
Federated Department Stores, Inc.	226,767	9,798,602
J.C. Penney Company, Inc.	130,349	8,914,568
Nordstrom, Inc.	131,384	5,557,543
Sears Holdings Corp. (1)	5,264	832,186
Target Corp.	3,468,797	191,651,034
		$322,227,171
Multi-Utilities — 0.1%
Ameren Corp.	5,000	263,950
Dominion Resources, Inc.	3,249	248,516
Duke Energy Corp.	417,250	12,600,950
PG&E Corp.	3,000	124,950
TECO Energy, Inc.	34,145	534,369
Wisconsin Energy Corp.	9,576	413,109
		$14,185,844
Office Electronics — 0.0%
Xerox Corp. (1)	42,878	667,182
Zebra Technologies Corp., Class A (1)	13,500	482,490
		$1,149,672
Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	5,118,262	224,333,423
Apache Corp.	2,144,539	135,534,865
BP PLC (ADR)	5,039,145	330,467,129
Chevron Corp.	544,765	35,333,458
ConocoPhillips	6,178,603	367,812,237
Devon Energy Corp.	1,015,400	64,122,510
El Paso Corp.	97,665	1,332,151
Exxon Mobil Corp.	6,757,210	453,408,791
Hess Corp.	56,841	2,354,354
Kinder Morgan, Inc.	1,781,672	186,808,309
Marathon Oil Corp.	19,294	1,483,709
Murphy Oil Corp.	39,036	1,856,162
Newfield Exploration Co. (1)	120,000	4,624,800

Royal Dutch Shell PLC (ADR)	116,941	$7,729,800
Total SA (ADR)	800,000	52,752,000
Valero Energy Corp.	154,741	7,964,519
Williams Cos., Inc. (The)	219,065	5,229,082
		$1,883,147,299
Paper and Forest Products — 0.1%
International Paper Co.	138,677	4,802,385
Louisiana-Pacific Corp.	55,364	1,039,182
MeadWestvaco Corp.	45,590	1,208,591
Neenah Paper, Inc.	38,811	1,328,501
Weyerhaeuser Co.	85,020	5,231,281
		$13,609,940
Personal Products — 0.3%
Avon Products, Inc.	173,400	5,316,444
Estee Lauder Cos., Inc., (The) Class A	1,511,779	60,970,047
		$66,286,491
Pharmaceuticals — 7.0%
Abbott Laboratories	3,186,617	154,742,122
Allergan, Inc.	138,300	15,573,963
Andrx Corp. (1)	180,170	4,401,553
Bristol-Myers Squibb Co.	4,754,374	118,479,000
Elan Corp. PLC (ADR) (1)	31,838	489,668
Eli Lilly & Co.	3,848,356	219,356,292
Forest Laboratories, Inc. (1)	56,729	2,871,055
GlaxoSmithKline PLC (ADR)	425,666	22,658,201
Johnson & Johnson	3,763,246	244,385,195
King Pharmaceuticals, Inc. (1)	152,305	2,593,754
Merck & Co., Inc.	2,693,866	112,872,985
Mylan Laboratories, Inc.	27,992	563,479
Novo Nordisk A/S (ADR)	292,277	21,780,482
Pfizer, Inc.	9,641,278	273,426,644
Schering-Plough Corp.	1,714,645	37,876,508
Sepracor, Inc. (1)	4,000	193,760
Shering AG (ADR)	25,000	2,911,750
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	57,141,317
Watson Pharmaceuticals, Inc. (1)	647,102	16,934,659
Wyeth	850,762	43,252,740
		$1,352,505,127

Real Estate Investment Trusts (REITs) — 0.1%
Plum Creek Timber Co., Inc.	198,791	$6,766,846
ProLogis	126,355	7,209,816
		$13,976,662
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	76,146	4,134,728
Jones Lang LaSalle, Inc.	1,835	156,856
Realogy Corp. (1)	160,279	3,635,128
		$7,926,712
Road & Rail — 0.2%
Avis Budget Group, Inc.	64,111	1,172,590
Burlington Northern Santa Fe Corp.	192,210	14,115,902
CSX Corp.	76,268	2,503,878
Florida East Coast Industries, Inc.	56,022	3,197,736
Heartland Express, Inc.	870,871	13,655,257
Kansas City Southern (1)	15,215	415,522
Norfolk Southern Corp.	3,990	175,759
Union Pacific Corp.	10,444	919,072
		$36,155,716
Semiconductors & Semiconductor Equipment — 2.0%
Agere Systems, Inc. (1)	7,696	114,901
Analog Devices, Inc.	568,639	16,712,300
Applied Materials, Inc.	1,010,818	17,921,803
Broadcom Corp., Class A (1)	911,708	27,661,221
Conexant Systems, Inc. (1)	134,174	268,348
Cypress Semiconductor Corp. (1)	52,742	937,225
Freescale Semiconductor, Inc., Class B (1)	92,412	3,512,580
Intel Corp.	10,392,443	213,772,553
KLA-Tencor Corp.	148,373	6,598,147
Linear Technology Corp.	395,760	12,316,051
LSI Logic Corp. (1)	132,810	1,091,698
Maxim Integrated Products, Inc.	304,351	8,543,133
Mindspeed Technologies, Inc. (1)	44,724	77,373
Skyworks Solutions, Inc. (1)	98,685	512,175
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	936	8,986
Teradyne, Inc. (1)	7,248	95,384
Texas Instruments, Inc.	2,088,318	69,436,573
Xilinx, Inc.	23,033	505,574
		$380,086,025
Software — 1.9%
Adobe Systems, Inc. (1)	482,374	18,064,906
CA, Inc.	39,583	937,721
Cadence Design Systems, Inc. (1)	450,000	7,632,000
Cognos, Inc. (1)(2)	77,000	2,810,500

Compuware Corp. (1)	150,944	$1,175,854
Electronic Arts, Inc. (1)	21,405	1,191,830
Fair Isaac Corp.	316,349	11,568,883
Intuit, Inc. (1)	1,062,458	34,094,277
Jack Henry & Associates, Inc.	201,006	4,375,901
Microsoft Corp.	6,774,019	185,133,939
Oracle Corp. (1)	3,774,428	66,958,353
Parametric Technology Corp. (1)	37,840	660,686
Reynolds and Reynolds Co. (The), Class A	159,872	6,316,543
SAP AG (ADR)	700,000	34,650,000
Symantec Corp. (1)	95,820	2,039,050
Wind River Systems, Inc. (1)	59,479	637,020
		$378,247,463
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	10,480	728,150
AutoNation, Inc. (1)	1,071,895	22,402,606
Best Buy Co., Inc.	170,415	9,127,427
CarMax, Inc. (1)	62,775	2,618,345
Circuit City Stores, Inc.	216,000	5,423,760
Gap, Inc. (The)	540,888	10,249,828
Home Depot, Inc.	4,546,597	164,905,073
Limited Brands, Inc.	630,217	16,694,448
Lowe’s Companies, Inc.	1,748,167	49,053,566
Office Depot, Inc. (1)	80,276	3,186,957
Payless ShoeSource, Inc. (1)	23,100	575,190
Pep Boys (The) - Manny, Moe & Jack	62,500	803,125
RadioShack Corp.	502,318	9,694,737
Sherwin-Williams Co. (The)	36,767	2,050,863
Staples, Inc.	275,430	6,701,212
TJX Companies, Inc. (The)	1,716,834	48,122,857
Tween Brands, Inc. (1)	38,284	1,439,478
		$353,777,622
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc. (1)	749,892	25,796,285
Hanesbrands, Inc. (1)	563,704	12,688,977
NIKE, Inc., Class B	1,529,222	133,990,432
		$172,475,694
Thrifts & Mortgage Finance — 0.4%
Fannie Mae	335,606	18,763,731
Freddie Mac	146,695	9,730,279
Golden West Financial Corp.	103,646	8,006,654
MGIC Investment Corp.	95,045	5,699,849
Washington Mutual, Inc.	579,899	25,208,210
		$67,408,723

Tobacco — 0.2%
Altria Group, Inc.	561,211	$42,960,702
		$42,960,702
Trading Companies & Distributors — 0.0%
United Rentals, Inc. (1)	391,179	9,094,912
		$9,094,912
Wireless Telecommunication Services — 0.5%
Alltel Corp.	1,420,584	78,842,412
Sprint Nextel Corp.	328,413	5,632,283
Telephone & Data Systems, Inc., Special Shares	25,844	1,055,727
Telephone and Data Systems, Inc.	25,844	1,088,032
Vodafone Group PLC (ADR)	299,500	6,846,570
		$93,465,024
Total Common Stocks (identified cost $13,865,993,045)		$19,348,013,949

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Other Issues — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$500
		$500
Total Other Issues (identified cost $39,407)		$500

Rights — 0.0%

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(3)	197,392	$0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)	18,106	$3,440
		$3,440
Total Warrants (identified cost $0)		$3,440

Short-Term Investments — 0.5%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, (6)	73,528	$73,528,000

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,500	$1,500,000
Societe Generale Time Deposit, 5.35%, 10/2/06	16,194	16,194,000
Total Short-Term Investments (at amortized cost, $91,222,000)		$91,222,000
Total Investments — 100% (identified cost $13,973,880,521)		$19,439,239,889
Other Assets, Less Liabilities — 0.0%		$(2,287,178)
Net Assets — 100.0%		$19,436,952,711

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at September 30, 2006.
(5)		Security subject to restrictions on resale (see below).

(6)

As of September 30, 2006, the Portfolio loaned securities having a market value of $71,558,500 and received $73,528,000 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,128,521,017
Gross unrealized appreciation	$15,335,881,655
Gross unrealized depreciation	(25,162,783)
Net unrealized appreciation	$15,310,718,872

At September 30, 2006, the Portfolio owned the following securities (representing 0.002% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	For Resale	Shares	Cost	Fair Value
Medtronic, Inc.	5/18/06	5/19/07	7,500	$368,372	$347,952
				$368,372	$347,952

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	November 20, 2006